Fair Values of Financial Instruments (Reconciliation of Beginning and Ending Balances of Level 3 Assets and Liabilities) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Purchases	2,233	0
Transfers in	391,702	0
Transfers out	0	0
Included in net income	0	0
Included in other comprehensive income (loss)	8,413	0
Ending balance	402,348	0
Other asset backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Purchases	296,800	0
Transfers in	153,669	0
Transfers out	0	0
Included in net income	0	0
Included in other comprehensive income (loss)	(7,551)	0
Ending balance	442,918	0
Other investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,349	0
Transfers in	0	6,349
Transfers out	(3,867)	0
Included in net income	(2,482)	0
Included in other comprehensive income (loss)	0	0
Ending balance	0	6,349
Limited partnerships and limited liability companies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Purchases and sales, net	57,574	0
Included in net income	6,635	0
Ending balance	64,209	0
Real estate investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	337,939	0
Purchases and sales, net	602,298	335,767
Included in net income	322	2,172
Ending balance	940,559	337,939
Funds withheld liability - embedded derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Transfers in	(441,864)	0
Change in fair value, net	0	0
Ending balance	(441,864)	0
Fixed index annuities - embedded derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,964,961	7,938,281
Premiums less benefits	(125,940)	1,424,372
Change in fair value, net	(2,561,676)	(876,803)
Reserve release related to in-force ceded reinsurance	(456,500)	(520,889)
Ending balance	$ 4,820,845	$ 7,964,961